OPERATING LEASE (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 02, 2022	Sep. 02, 2021	Aug. 31, 2021	May 13, 2020	Oct. 31, 2019	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining lease term								4 years 6 months	3 years 3 months 18 days
Private Medical Billing Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination period		termination date of June 2025
Private Medical Billing Company [Member] | January 1, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term								17 months
Custom Computing Corporation, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination period				termination date in March 2030
Weighted-average remaining lease term										75 months
Ticket Smarter Acquisition [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination period			termination date of December 2022
Minimum [Member] | Elite Medical Billing Specialists, Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments							$ 2,648
Minimum [Member] | Private Medical Billing Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments		$ 4,233
Minimum [Member] | Custom Computing Corporation, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments				$ 7,436
Minimum [Member] | Ticket Smarter Acquisition [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments			$ 7,211
Maximum [Member] | Elite Medical Billing Specialists, Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments							$ 2,774
Maximum [Member] | Private Medical Billing Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments		$ 4,626
Maximum [Member] | Custom Computing Corporation, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments				$ 8,877
Maximum [Member] | Ticket Smarter Acquisition [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments			$ 7,364
October 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term						48 months
Operating lease, payments						$ 1,598
October 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	48 months							46 months
Operating lease, payments	$ 1,786
Warehouse And Office Space [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term								36 months
Termination period					termination date of December 2026
Warehouse And Office Space [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments					$ 12,398
Warehouse And Office Space [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease, payments					$ 14,741
October 2019 for Copiers [Member] | Private Medical Billing Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term								7 months
Office Space and Copier [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease								$ 534,830
Discount rate								8.00%